Reconciliation between Effect of Applying Federal Statutory Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Effective Tax Rate Reconciliation [Line Items]
Federal statutory rate	34.00%	34.00%	34.00%
State income taxes, net of federal benefit	3.20%	3.50%	2.80%
Change in tax rates	0.40%	2.60%	0.80%
State tax credits	0.90%	0.00%	2.20%
Change in valuation allowance	(33.50%)	(38.70%)	(33.30%)
Uncertain tax positions	(0.90%)	0.00%	0.00%
Contingent consideration amortization	0.00%	(0.40%)	(5.70%)
Stock-based compensation	(0.90%)	(1.20%)	(1.10%)
Other permanent items	(0.40%)	(0.40%)	(0.40%)
Deferred true-up	(2.70%)	0.00%	0.50%
Income tax provision effective rate	0.10%	(0.60%)	(0.20%)